Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2030 Portfolio
September 30, 2022
VIPF2030-NPRT3-1122
1.822347.117
Domestic Equity Funds - 31.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	784,757	29,624,575
VIP Equity-Income Portfolio Initial Class (a)	1,265,003	27,905,955
VIP Growth & Income Portfolio Initial Class (a)	1,562,663	34,300,447
VIP Growth Portfolio Initial Class (a)	586,939	41,831,119
VIP Mid Cap Portfolio Initial Class (a)	275,068	8,573,878
VIP Value Portfolio Initial Class (a)	1,328,206	20,255,142
VIP Value Strategies Portfolio Initial Class (a)	752,204	9,981,752
TOTAL DOMESTIC EQUITY FUNDS (Cost $132,630,940)		172,472,868

International Equity Funds - 30.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	6,946,202	61,543,348
VIP Overseas Portfolio Initial Class (a)	5,382,915	102,060,078
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $175,329,062)		163,603,426

Bond Funds - 37.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,150,696	39,971,204
Fidelity International Bond Index Fund (a)	1,709,298	15,110,199
Fidelity Long-Term Treasury Bond Index Fund (a)	3,097,697	32,061,166
VIP High Income Portfolio Initial Class (a)	2,013,811	9,021,872
VIP Investment Grade Bond II Portfolio - Initial Class (a)	11,482,118	106,783,694
TOTAL BOND FUNDS (Cost $223,303,416)		202,948,135

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $3,871,172)	3,871,172	3,871,172

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $535,134,590)	542,895,601
NET OTHER ASSETS (LIABILITIES) - 0.0%	(59,482)
NET ASSETS - 100.0%	542,836,119

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	72,462	72,462	12	-	-	-	0.0%
Total	-	72,462	72,462	12	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	42,086,896	18,724,762	15,019,627	-	(606,801)	(5,214,026)	39,971,204
Fidelity International Bond Index Fund	10,611,029	11,532,379	5,301,959	62,970	(311,465)	(1,419,785)	15,110,199
Fidelity Long-Term Treasury Bond Index Fund	24,629,023	27,836,661	10,519,996	537,028	(1,476,027)	(8,408,495)	32,061,166
VIP Contrafund Portfolio Initial Class	38,769,905	15,676,806	12,279,613	352,712	(1,176,428)	(11,366,095)	29,624,575
VIP Emerging Markets Portfolio Initial Class	80,003,541	33,429,399	27,294,187	-	(4,654,365)	(19,941,040)	61,543,348
VIP Equity-Income Portfolio Initial Class	41,009,253	11,421,065	18,765,959	50,552	(179,383)	(5,579,021)	27,905,955
VIP Government Money Market Portfolio Initial Class 2.72%	2,836,451	8,372,874	7,338,153	1,001	-	-	3,871,172
VIP Growth & Income Portfolio Initial Class	46,685,013	15,209,649	20,773,502	87,277	560,216	(7,380,929)	34,300,447
VIP Growth Portfolio Initial Class	39,650,760	30,482,032	14,373,941	1,808,186	(1,577,266)	(12,350,466)	41,831,119
VIP High Income Portfolio Initial Class	13,501,658	3,126,902	5,888,050	5,042	(460,615)	(1,258,023)	9,021,872
VIP Investment Grade Bond II Portfolio - Initial Class	-	142,316,489	27,040,592	-	(576,945)	(7,915,258)	106,783,694
VIP Investment Grade Bond Portfolio Initial Class	149,358,215	47,063,281	177,375,224	6,774,092	(18,241,003)	(805,269)	-
VIP Mid Cap Portfolio Initial Class	11,373,487	4,059,693	4,065,240	254,215	(353,312)	(2,440,750)	8,573,878
VIP Overseas Portfolio Initial Class	130,592,101	62,659,818	40,171,731	983,436	(6,022,038)	(44,998,072)	102,060,078
VIP Value Portfolio Initial Class	30,066,582	8,727,822	14,267,406	380,821	149,708	(4,421,564)	20,255,142
VIP Value Strategies Portfolio Initial Class	14,729,371	4,028,650	6,275,808	121,796	123,829	(2,624,290)	9,981,752
	675,903,285	444,668,282	406,750,988	11,419,128	(34,801,895)	(136,123,083)	542,895,601

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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